License Agreements (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended					12 Months Ended
	Sep. 23, 2014	Jul. 31, 2011	Apr. 30, 2011	Feb. 28, 2011	Jun. 30, 2009	Apr. 30, 2009	Dec. 31, 2015	Dec. 31, 2014	May. 30, 2017	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 08, 2010
Additional consideration						$ 12,500
Minimum royalty payment for first three years, per year											$ 10	$ 10	$ 10
Minimum royalty payment for remainer life of agreement, per year							$ 20	$ 20		$ 20
Milestone payment							1		$ 250
Milestone payment upon the first commercial sale							200
Milestone payment upon annual net sales of $100,000,000 or more							$ 500
Option fees														$ 2
Exercise of stock options		$ 10						$ 37
Not For Profit Corporation Fee Two [Member]
License Costs			$ 50
Not For Profit Corporation Fee One [Member]
License Costs			$ 5
Heat Biologics I, Inc [Member] | Not For Profit Corporation Fee Two [Member]
Percentage of issued and outstanding stock owned					7.50%
License Agreement for Multiple Myeloma [Member]
License Costs	$ 5						$ 7,500
Maintenance fee	3						5
Annual maintenance fee increased							50
License Agreement for Multiple Myeloma [Member] | Maximum [Member]
Maintenance fee	$ 30
License Agreement ("J110") [Member]
Reimbursement of for past patent fees				$ 10
License Agreement ("J110") [Member] | Patents [Member]
License Costs				1,055
License Agreement ("143") [Member]
Reimbursement of for past patent fees				50
License Agreement ("143") [Member] | Patents [Member]
License Costs				14,158
License agreement ("SS114A") [Member]
Reimbursement of for past patent fees				$ 37,381
Phase 1 Trial [Member]
Milestone payment							25
Phase 2 Trial [Member]
Milestone payment							40
Phase 3 Trial [Member]
Milestone payment							$ 75